Equity (Tables)	12 Months Ended
Dec. 31, 2023
Share capital
Equity
Schedule of movement in outstanding shares

	Reference	Class A shares	Class B shares
Balance at 1 January 2023		422,185,368	256,225,326
(Acquisition) / disposal of treasury stock	Note 17 (d)	—	681,585
Balance at 31 December 2023		422,185,368	256,906,911

	Reference	Class A shares	Class B shares
Balance at 1 January 2022		422,185,368	256,354,580
(Acquisition) / disposal of treasury stock	Note 17 (d)	—	(129,254)
Balance at 31 December 2022		422,185,368	256,225,326

Schedule of distribution of profit including dividends

	Thousands of Euros
	31/12/2023	31/12/2022
Voluntary reserve	(246,734)	(266,296)
Lossest of the Parent	(246,734)	(266,296)

Treasury stock
Equity
Schedule of movement in treasury stock

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2023	5,199,784	72,261
Disposal Class B shares	(681,585)	(9,472)
Balance at 31 December 2023	4,518,199	62,789

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2022	5,070,530	74,230
Disposal Class B shares	(370,746)	(5,428)
Acquisition Class B shares	500,000	3,459
Balance at 31 December 2022	5,199,784	72,261